Discontinued Operations and Related Assets Held for Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

(2)   Discontinued operations and related assets held for sale

On February 26, 2016, the Company announced that it had initiated a strategic review of its Engineered Solutions business segment to better direct its resources and simplify its operations. As of June 30, 2016, the Engineered Solutions segment qualified for reporting as discontinued operations as its divestiture represents a strategic shift for the Company.

During 2016, we evaluated the fair value of the Engineered Solutions business segment utilizing the market approach (Level 3 measure). As a result, we incurred an impairment charge to our Engineered Solutions business segment of $120 million to align the carrying value with estimated fair value. We continued to update this estimate and during 2017, we further reduced the estimated fair value by $5.3 million.

On November 30, 2016, we completed the sale of our Fiber Materials Inc. business, which was a business line within our former Engineered Solutions business. The sale resulted in cash proceeds of $15.9 million and a loss of $0.2 million. We have the ability to realize up to $8.5 million of additional proceeds based on the earnings of the Fiber Materials business over the 24 months following the transaction. We have elected to record this contingent consideration as it is realized and accordingly, it has not been recognized to date.

On July 3, 2017, we completed the sale of our Advanced Energy Technologies ("AET") business. AET was a product line within our Engineered Solutions business which had been classified as held for sale since the second quarter of 2016. The sale resulted in cash proceeds of $28.5 million.

On September 30, 2017, we completed the sale of the majority of the U.S. assets of our GrafTech Advanced Graphite Materials ("GAGM") business, which was a component of our Engineered Solutions business. The sale of the Italian GAGM assets closed on October 5, 2017. In the jurisdictions where the GAGM assets were not acquired, we initiated the wind down of the business. The sale was structured as a non cash transaction with the buyer assuming certain liabilities associated with the assets acquired. In addition, GrafTech retained certain current assets of GAGM, mostly receivables, which have been substantially realized in the fourth quarter of 2017.

The disposition of the Engineered Solutions business is now substantially complete and, in accordance with our Old Credit Agreement (as defined below), all cash proceeds from these sales were used to pay down our $225 million revolving facility (the "Old Revolving Facility") and the $40 million senior secured delayed draw term loan facility (the "Old Term Loan Facility").

The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations for the six months ended June 30, 2018 and 2017.

	For the six months ended June 30,
	2018	2017

	(Dollars in thousands)
Net sales	$2,468	$64,193
Cost of sales	1,335	57,022

Gross (loss) profit	1,133	7,171
Research and development	—	1,281
Selling and administrative expenses	(244)	7,800
Gain on sale of assets	—	—
Impairments	—	5,300

Operating (loss) income	1,377	(7,210)
Other (income) expense	66	(18)
Interest expense	—	1,133

(Loss) income from discontinued operations before income taxes	1,311	(8,325)
Benefit from income taxes on discontinued operations	—	(209)

(Loss) income from discontinued operations	$1,311	$(8,116)

The significant components of our Statements of Cash Flows for the Engineered Solutions business segment held for sale are as follows:

	For the six months ended June 30,
	2018	2017

	(Dollars in thousands)
Depreciation and amortization	$—	$2,311
Impairment	—	5,300
Deferred income taxes	—	(209)
Capital expenditures	—	432

The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of June 30, 2018 and December 31, 2017.

	As of June 30, 2018	As of December 31, 2017

	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$1,234	$3,351
Inventories	191	502
Prepaid expenses and other current assets	326	1,137
Net property plant and equipment	—	226
Other assets	96	97

Total assets of discontinued operations	1,847	5,313

Liabilities of discontinued operations:
Accounts payable	$905	$512
Accrued income and other taxes	181	158
Other accrued liabilities	1,675	2,742

Total current liabilities of discontinued operations	2,761	3,412

Other long-term obligations	376	376

Total liabilities of discontinued operations	$3,137	$3,788

(3)   Discontinued operations and related assets held for sale

On February 26, 2016, the Company announced that it had initiated a strategic review of its Engineered Solutions business segment to better direct its resources and simplify its operations. Any potential sale of assets was prohibited by its revolving facility without approval of the requisite lenders thereunder. On April 27, 2016, GrafTech and certain of its subsidiaries entered into an amendment to the revolving facility (see Note 6 "Debt and Liquidity") which, among other things, permits the sale of assets with the restriction that the proceeds be utilized to pay down revolver borrowings. As of June 30, 2016, the Engineered Solutions segment qualified for reporting as discontinued operations as its divestiture represented a strategic shift for the Company.

During 2016, we evaluated the fair value of the Engineered Solutions business segment utilizing the market approach (Level 3 measure). As a result, we incurred an impairment charge to our Engineered Solutions business segment of $120 million to align the carrying value with estimated fair value. We continued to update this estimate and during 2017, we further reduced the estimated fair value by $5.3 million based upon current information at that time.

On November 30, 2016, we completed the sale of our Fiber Materials Inc. business, which was a business line within our former Engineered Solutions business. The sale resulted in cash proceeds of $15.9 million and a loss of $0.2 million. We have the ability to realize up to $8.5 million of additional proceeds based on the earnings of the Fiber Materials business over the 24 months following the transaction. We have elected to record this contingent consideration as it is realized and accordingly, it has not been recognized to date.

On July 3, 2017, we completed the sale of our Advanced Energy Technologies (AET) business. AET was a product line within our Engineered Solutions business that had been classified as held for sale since the second quarter of 2016. The sale resulted in cash proceeds of $28.5 million.

On September 30, 2017, we completed the sale of the majority of the U.S. assets of our GrafTech Advanced Graphite Materials (GAGM) business, which was a component of our Engineered Solutions business. The sale of the Italian GAGM assets closed on October 5, 2017. In the jurisdictions where the GAGM assets were not acquired, we initiated the wind-down of the business. The sale was structured as a non-cash transaction with the buyer assuming certain liabilities associated with the assets acquired. In addition, GrafTech retained certain current assets of GAGM, mostly receivables, which have been substantially realized in the fourth quarter of 2017.

As a result of the sales described above, we recorded a gain of $6.1 million in 2017. The disposition of the Engineered Solutions business is now substantially complete.

In accordance with our Credit Facility, all cash proceeds from these sales were used to pay down our revolving facility and term loan.

The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Net sales	$82,299	$115,336	$55,608	$98,024
Cost of sales	74,723	98,440	49,068	94,817

Gross profit	7,576	16,896	6,540	3,207
Research and development	1,429	3,145	1,265	2,179
Selling and administrative expenses	12,239	19,220	8,627	16,764
Gain on sale of assets	(6,091)	—	—	—
Rationalizations	(35)	(405)	791	4,492
Impairment	5,300	119,907	—	—

	(5,266)	(124,971)	(4,143)	(20,228)
Other expense (income)	(115)	(66)	(135)	(90)
Interest expense	1,133	3,258	918	907

Loss from discontinued operations before income taxes	(6,284)	(128,163)	(4,926)	(21,045)
Benefit for income taxes on discontinued operations	(55)	(1,189)	—	(2,366)

Loss from discontinued operations	$(6,229)	$(126,974)	$(4,926)	$(18,679)

The significant components of our Statements of Cash Flows for discontinued operations are as follows:

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Depreciation and amortization	$2,418	$5,277	$4,194	$7,988
Impairment	5,300	119,907	—	—
(Gain) loss on sale of assets	(6,091)	198	—	—
Net change in inventory	15,217	(917)	3,514	(2,481)
Cash received from divestitures	27,254	15,889	—	—
Credit facility reductions	(27,254)	(15,889)	—	—
Deferred income taxes	(55)	(1,189)	—	(2,366)
Capital expenditures	558	4,713	4,447	10,104

The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of December 31, 2017 and 2016.

	As of December 31, 2017	As of December 31, 2016

	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$3,351	$17,094
Inventories	502	71,816
Prepaid expenses and other current assets	1,137	320
Net property, plant and equipment	226	79,048
Other assets	97	12,608

Total assets of discontinued operations	5,313	180,886

Impairment of assets held for sale	—	(119,907)
Total assets of discontinued operations	$5,313	$60,979

Liabilities of discontinued operations:
Accounts payable	$512	$7,253
Accrued income and other taxes	158	2,326
Other accrued liabilities	2,742	10,463

Total current liabilities of discontinued operations	3,412	20,042

Other long-term obligations	376	850
Total liabilities of discontinued operations	$3,788	$20,892